INVESTMENTS IN ASSOCIATES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Carrying amount	$ 76,782,000	$ 99,806,000
Inversiones Puerto Coronel S.A. [Member]
Statement [Line Items]
Name	Inversiones Puerto Coronel S.A.
Country	Chile
Functional Currency	U.S. dollar
Corporate purpose	Investments in movables and real estate, acquisition of companies, securities and investment instruments, investment management and development and/or participation in all kinds of businesses and companies related to industrial, shipping, forestry and commercial activities.
Ownership interest (%)	50.00%
Carrying amount	$ 35,111,000	64,788,000
Servicios Corporativos Sercor S.A. [Member]
Statement [Line Items]
Name	Servicios Corporativos Sercor S.A.
Country	Chile
Functional Currency	Chilean pesos
Corporate purpose	Consulting services related to business management to Boards of Directors and Senior Management of all Arauco’s entities.
Ownership interest (%)	20.00%
Carrying amount	$ 310,000	451,000
Genómica Forestal S.A. [Member]
Statement [Line Items]
Name	Genómica Forestal S.A.
Country	Chile
Functional Currency	Chilean pesos
Corporate purpose	Developing forestry genomics, through the use of biotechnological, molecular and bioinformatics tools with the purpose of strengthening genetic programs so as to improve the competitive position of the Chilean forestry industry for priority tree species.
Ownership interest (%)	25.00%
Carrying amount	$ 9,000	9,000
Consorcio Tecnológico Bioenercel S.A. [Member]
Statement [Line Items]
Name	Consorcio Tecnológico Bioenercel S.A.
Country	Chile
Functional Currency	Chilean pesos
Corporate purpose	Developing of technologies which will promote the development of a biofuels industry in Chile, obtained from lingo-cellulosic materials. The future execution of this sustainable project is financed by the Innova Chile Committee.
Ownership interest (%)	20.00%
Carrying amount	$ 0	1,000
Falco MS SPE S.A. [Member]
Statement [Line Items]
Name	Falcão MS SPE S.A.
Country	Brazil
Functional Currency	Brazilian real
Corporate purpose	Management of land for leases to related parties.
Ownership interest (%)	49.00%
Carrying amount	$ 41,352,000	$ 34,558,000